SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplemental Cash Flow Information1 [Abstract]
Decrease in trade and other receivables	$ 13,320	$ 6,964
Increase in inventories	(157,791)	(72,369)
Decrease (increase) in prepaid expenses and other current assets	17,791	(11,349)
Increase in accounts payable and accrued liabilities	29,922	18,740
Changes in non-cash working capital	$ (96,758)	$ (58,014)